united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Semi-Annual Report
March 31, 2023

1-844-273-8637
www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, as compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	2.39%	2.15%	3.47%	4.36%
Counterpoint Tactical Income Fund - Class A with Load	(2.22)%	(2.48)%	2.53%	3.78%
Counterpoint Tactical Income Fund - Class C	2.01%	1.38%	2.69%	3.60%
Counterpoint Tactical Income Fund - Class I	2.44%	2.32%	3.70%	4.59%
Bloomberg U.S. Aggregate Bond Index (b)	4.89%	(4.78)%	0.91%	1.22%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses as stated in the fee table in the Fund’s prospectus dated February 1, 2023 are 1.94%, 2.69% and 1.69% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least February 1, 2024, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2023

Holdings by Asset Type	% of Net Assets
Open End Funds	88.0%
Exchanged Traded Funds	5.4%
Short-Term Investment	4.0%
U.S. Government & Agencies	1.3%
Future Options Purchased	0.1%
Other Assets In Excess Of Liabilities ^	1.2%
100.0%

^	Includes unrealized depreciation on credit default swaps.

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(1.88)%	3.03%	0.77%	1.67%
Counterpoint Tactical Equity Fund - Class A with Load	(7.51)%	(2.92)%	(0.42)%	0.84%
Counterpoint Tactical Equity Fund - Class C	(2.19)%	2.27%	0.02%	0.90%
Counterpoint Tactical Equity Fund - Class I	(1.72)%	3.31%	1.02%	1.92%
S&P 500 Total Return Index (b)	15.62%	(7.73)%	11.19%	11.79%
Bloomberg 1-3 Month U.S. Treasury Bill Index (c)	1.99%	2.60%	1.38%	1.13%
Counterpoint Tactical Equity Fund Blended Index (d)	8.83%	(2.06)%	6.64%	6.68%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers, as stated in the fee table in the Fund’s prospectus dated February 1, 2023 are 2.13%, 2.88% and 1.88% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least February 1, 2024, ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg 1-3 Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2023

Holdings by Asset Type	% of Net Assets
Common Stocks	52.0%
U.S. Government & Agencies	23.6%
Short-Term Investment	14.6%
Future Options Purchased	0.0%
Other Assets In Excess of Liabilities ^	9.8%
100.0%

^	Includes net unrealized appreciation on futures contracts, outperformance option and total return swaps.

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, as compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	1.28%	0.71%	3.44%
Counterpoint Tactical Municipal Fund - Class A with Load	(3.24)%	(3.85)%	2.45%
Counterpoint Tactical Municipal Fund - Class C	0.86%	(0.11)%	2.63%
Counterpoint Tactical Municipal Fund - Class I	1.40%	0.83%	3.66%
Bloomberg U.S Municipal Bond Index (b)	7.00%	0.26%	1.97%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses as stated in the fee table in the Fund’s prospectus dated February 1, 2023 are 1.47%, 2.22% and 1.22% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Fund, at least until February 1, 2024 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2023

Holdings by Asset Type	% of Net Assets
Open End Funds	84.0%
Exchange-Traded Fund	14.5%
Future Option Purchased	0.1%
Other Assets In Excess of Liabilities	1.4%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.4%
	FIXED INCOME - 5.4%
1,564,449	Invesco Senior Loan ETF	$32,540,539
167,409	iShares Broad USD High Yield Corporate Bond ETF	5,951,390
510,163	SPDR Blackstone Senior Loan ETF	21,151,358
	TOTAL EXCHANGE-TRADED FUNDS (Cost $59,758,167)	59,643,287

	OPEN END FUNDS — 88.0%
	FIXED INCOME - 88.0%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class	127,275,161
4,204	BlackRock High Yield Bond Portfolio, Institutional Class	28,543
25,139,665	Fidelity Advisor Floating Rate High Income Fund, Class I	228,268,156
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	94,666,574
17,109,235	JPMorgan High Yield Fund, Class I	106,248,348
1,808	Lord Abbett Floating Rate Fund Class I	14,338
569,120	Lord Abbett High Yield Fund, Class I	3,534,235
606,783	MainStay MacKay High Yield Corporate Bond Fund, Class I	3,046,052
82,057,893	PGIM High Yield Fund, Class Z	378,286,885
3,719	PIMCO High Yield Fund Institutional Class	28,636
1,000	TIAA-CREF High Yield Fund, Institutional Class	8,350
3,990,704	Transamerica High Yield Bond, Class I	31,247,212
	TOTAL OPEN END FUNDS (Cost $963,935,560)	972,652,490

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 1.3%
	U.S. TREASURY BILLS — 1.3%
5,000,000	United States Treasury Bill(a)	4.575	04/27/23	4,984,750
10,000,000	United States Treasury Bill(a)	4.915	08/24/23	9,812,114
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,786,092)			14,796,864

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares						Fair Value
	SHORT-TERM INVESTMENT — 4.0%
	MONEY MARKET FUND - 4.0%
44,658,141	Goldman Sachs Financial Square Government Fund, Class FST, 4.72% (Cost $44,658,141)(b)					$44,658,141

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTION PURCHASED - 0.1%
	PUT OPTION PURCHASED - 0.1%
1,000	U.S. Long Bond Future	Wells Fargo	04/21/2023	$129	$131,050,000	796,875
	TOTAL PUT OPTION PURCHASED (Cost - $2,304,510)

	TOTAL INVESTMENTS - 98.8% (Cost $1,085,442,470)					$1,092,547,657
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%					13,195,617
	NET ASSETS - 100.0%					$1,105,743,274

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond. Rate shown is the discount rate at time of purchase.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

CREDIT DEFAULT SWAP

		Payment	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums Paid		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	(Received)	Value	Appreciation
CDX North American High Yield Index Version 1, Series 40 *	Wells Fargo	Quarterly	Buy	5.00%	12/20/2027	$60,000,000	$439,270	$939,120	$499,850

*	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=1d4c175e8ae64b01b886300c77f2d233

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0%
	ADVERTISING & MARKETING - 0.2%
15,228	Stagwell, Inc.(a)	$112,992

	AEROSPACE & DEFENSE - 0.6%
1,865	AAR Corporation(a)	101,736
2,800	Barnes Group, Inc.	112,784
890	Moog, Inc., Class A	89,667
1,143	Woodward, Inc.	111,294
		415,481
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,093	Columbia Sportswear Company	98,632
871	Crocs, Inc.(a)	110,130
8,894	Under Armour, Inc., Class A(a)	84,404
		293,166
	ASSET MANAGEMENT - 0.7%
651	Ameriprise Financial, Inc.	199,531
3,473	Assetmark Financial Holdings, Inc.(a)	109,226
507	LPL Financial Holdings, Inc.	102,617
3,810	Victory Capital Holdings, Inc.	111,519
		522,893
	AUTOMOTIVE - 1.3%
5,655	Adient PLC(a)	231,628
14,126	American Axle & Manufacturing Holdings, Inc.(a)	110,324
7,578	Dana, Inc.	114,049
10,299	Goodyear Tire & Rubber Company (The)(a)	113,495
9,674	indie Semiconductor, Inc.(a)	102,061
4,730	Modine Manufacturing Company(a)	109,027
5,519	Tata Motors Ltd. - ADR(a)	141,395
		921,979
	BANKING - 2.0%
1,709	Commerce Bancshares, Inc.	99,720
3,346	Eagle Bancorp, Inc.	111,991
4,105	Fifth Third Bancorp	109,357
3,260	Hilltop Holdings, Inc.	96,724
5,667	OceanFirst Financial Corporation	104,726

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	BANKING - 2.0% (Continued)
8,335	OFG Bancorp	$207,875
2,523	Pathward Financial, Inc.	104,679
11,039	Regions Financial Corporation	204,884
3,106	Renasant Corporation	94,981
2,129	Texas Capital Bancshares, Inc.(a)	104,236
3,981	Towne Bank	106,094
2,888	WSFS Financial Corporation	108,618
		1,453,885
	BEVERAGES - 0.2%
7,647	Primo Water Corporation	117,381

	CABLE & SATELLITE - 0.6%
33,272	Altice USA, Inc., Class A(a)	113,790
21,157	DISH Network Corporation, Class A(a)	197,395
5,695	Liberty Global PLC - Series C(a)	116,064
		427,249
	CHEMICALS - 1.3%
380	Albemarle Corporation	83,995
1,056	Ashland, Inc.	108,462
2,879	Axalta Coating Systems Ltd.(a)	87,205
1,118	Cabot Corporation	85,684
4,848	Element Solutions, Inc.	93,615
1,266	HB Fuller Company	86,658
3,251	Koppers Holdings, Inc.	113,687
4,203	Orion Engineered Carbons S.A.	109,656
9,307	Trinseo PLC	194,050
		963,012
	COMMERCIAL SUPPORT SERVICES - 1.8%
11,747	ADT, Inc.	84,931
1,103	ASGN, Inc.(a)	91,185
191	Cintas Corporation	88,372
5,352	Ennis, Inc.	112,874
33,990	Harsco Corporation(a)	232,152
3,521	Heidrick & Struggles International, Inc.	106,898

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.8% (Continued)
975	Insperity, Inc.	$118,511
6,100	Kelly Services, Inc., Class A	101,199
9,964	Legalzoom.com, Inc.(a)	93,462
1,459	ManpowerGroup, Inc.	120,411
6,778	TrueBlue, Inc.(a)	120,648
		1,270,643
	CONSTRUCTION MATERIALS - 0.2%
2,752	Tecnoglass, Inc.	115,474

	CONSUMER SERVICES - 0.4%
27,956	2U, Inc.(a)	191,498
1,033	Grand Canyon Education, Inc.(a)	117,659
		309,157
	E-COMMERCE DISCRETIONARY - 0.4%
2,111	eBay, Inc.	93,665
159	MercadoLibre, Inc.(a)	209,572
		303,237
	ELECTRIC UTILITIES - 1.0%
2,075	Alliant Energy Corporation	110,805
1,579	Edison International	111,462
5,858	Hawaiian Electric Industries, Inc.	224,946
1,322	MGE Energy, Inc.	102,680
4,028	PPL Corporation	111,938
4,373	Vistra Corporation	104,952
		766,783
	ELECTRICAL EQUIPMENT - 1.0%
8,962	API Group Corporation(a)	201,466
773	Atkore International Group, Inc.(a)	108,591
1,736	Itron, Inc.(a)	96,261
7,835	Vertiv Holdings Company	112,119
4,108	Vontier Corporation	112,313
698	Watts Water Technologies, Inc., Class A	117,487
		748,237

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	ENGINEERING & CONSTRUCTION - 0.2%
551	TopBuild Corporation(a)	$114,685

	ENTERTAINMENT CONTENT - 0.5%
6,610	AMC Networks, Inc., Class A(a)	116,204
3,529	Fox Corporation, Class A	120,162
2,508	ROBLOX Corporation, Class A(a)	112,810
		349,176
	GAS & WATER UTILITIES - 0.2%
3,172	UGI Corporation	110,259

	HEALTH CARE FACILITIES & SERVICES - 1.5%
394	Cigna Group (The)	100,679
22,382	Community Health Systems, Inc.(a)	109,672
2,092	Encompass Health Corporation	113,177
6,380	Fulgent Genetics, Inc.(a)	199,183
8,465	Owens & Minor, Inc.(a)	123,166
4,089	Patterson Companies, Inc.	109,463
4,562	RadNet, Inc.(a)	114,187
1,908	Tenet Healthcare Corporation(a)	113,373
956	Universal Health Services, Inc., Class B	121,508
		1,104,408
	HOME & OFFICE PRODUCTS - 0.1%
12,826	Arhaus, Inc.(a)	106,328

	HOME CONSTRUCTION - 0.1%
3,594	AZEK Company, Inc. (The)(a)	84,603

	HOUSEHOLD PRODUCTS - 0.2%
3,510	Energizer Holdings, Inc.	121,797
2,621	Nu Skin Enterprises, Inc., Class A	103,032
		224,829
	INDUSTRIAL INTERMEDIATE PROD - 0.3%
13,570	Hillman Solutions Corporation(a)	114,259

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.3% (Continued)
3,313	Proto Labs, Inc.(a)	$109,826
		224,085
	INDUSTRIAL SUPPORT SERVICES - 0.1%
6,776	Alta Equipment Group, Inc.	107,400

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
20,832	BGC Partners, Inc., Class A	108,951
935	Evercore, Inc., Class A	107,880
3,410	Lazard Ltd., Class A	112,906
1,053	Northern Trust Corporation	92,801
		422,538
	INSURANCE - 2.6%
3,000	American Equity Investment Life Holding Company	109,470
937	Assurant, Inc.	112,506
2,549	Brighthouse Financial, Inc.(a)	112,436
10,207	CNO Financial Group, Inc.	226,494
411	Erie Indemnity Company, Class A	95,212
21,780	Genworth Financial, Inc., Class A(a)	109,336
3,020	Jackson Financial, Inc., Class A	112,978
1,999	Kemper Corporation	109,265
369	Kinsale Capital Group, Inc.	110,755
5,148	Lincoln National Corporation	115,676
3,531	Mercury General Corporation	112,074
4,652	NMI Holdings, Inc., Class A(a)	103,879
649	Primerica, Inc.	111,784
1,356	Prudential Financial, Inc.	112,195
14,445	SiriusPoint Ltd.(a)	117,438
5,679	Universal Insurance Holdings, Inc.	103,471
		1,874,969
	INTERNET MEDIA & SERVICES - 0.9%
5,866	Cars.com, Inc.(a)	113,215
1,328	GoDaddy, Inc., Class A(a)	103,212
14,484	GoodRx Holdings, Inc.(a)	90,525
655	Spotify Technology S.A.(a)	87,521

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	INTERNET MEDIA & SERVICES - 0.9% (Continued)
5,597	TripAdvisor, Inc.(a)	$111,156
3,547	Yelp, Inc.(a)	108,893
2,434	Zillow Group, Inc., Class C(a)	108,240
		722,762
	LEISURE FACILITIES & SERVICES - 2.0%
5,729	Bally’s Corporation	111,830
4,285	Caesars Entertainment, Inc.(a)	209,151
1,390	Dine Brands Global, Inc.	94,020
5,998	DraftKings, Inc., Class A(a)	116,121
7,460	International Game Technology PLC	199,928
1,164	Jack in the Box, Inc.	101,955
7,039	Life Time Group Holdings, Inc.(a)	112,342
15,787	Membership Collective Group, Inc.(a)	103,247
1,719	Royal Caribbean Cruises Ltd.(a)	112,251
5,894	Ruth’s Hospitality Group, Inc.	96,779
1,935	Shake Shack, Inc., Class A(a)	107,373
668	Yum! Brands, Inc.	88,229
		1,453,226
	MACHINERY - 1.1%
2,204	Cactus, Inc., Class A	90,871
3,019	Columbus McKinnon Corporation	112,186
645	Curtiss-Wright Corporation	113,688
2,753	Flowserve Corporation	93,602
1,374	Graco, Inc.	100,316
6,216	Manitowoc Company, Inc. (The)(a)	106,231
2,231	Terex Corporation	107,936
10,019	Titan International, Inc.(a)	104,999
		829,829
	MEDICAL EQUIPMENT & DEVICES - 1.2%
862	Abbott Laboratories	87,286
476	ABIOMED, Inc. - CVR(a)	486
6,802	Alphatec Holdings, Inc.(a)	106,111
3,729	Avanos Medical, Inc.(a)	110,900
1,804	Boston Scientific Corporation(a)	90,254

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.2% (Continued)
2,579	Inmode Ltd.(a)	$82,425
1,300	Lantheus Holdings, Inc.(a)	107,328
1,838	LeMaitre Vascular, Inc.	94,602
1,275	Merit Medical Systems, Inc.(a)	94,286
790	Zimmer Biomet Holdings, Inc.	102,068
		875,746
	METALS & MINING - 1.2%
3,312	Arconic Corporation(a)	86,874
19,897	Century Aluminum Company(a)	198,969
5,912	Cleveland-Cliffs, Inc.(a)	108,367
7,443	Constellium S.E.(a)	113,729
24,432	Kinross Gold Corporation	115,075
12,368	SunCoke Energy, Inc.	111,065
19,355	Yamana Gold, Inc.	113,227
		847,306
	MORTGAGE FINANCE - 0.3%
18,299	BrightSpire Capital, Inc.	107,964
11,655	Ladder Capital Corporation	110,140
		218,104
	OIL & GAS PRODUCERS - 4.8%
10,646	Antero Midstream Corporation	111,677
4,339	Antero Resources Corporation(a)	100,188
6,011	California Resources Corporation	231,423
3,487	Callon Petroleum Company(a)	116,605
6,395	Cenovus Energy, Inc.	111,657
1,017	ConocoPhillips	100,897
5,179	CrossAmerica Partners, L.P.	111,297
6,904	CVR Energy, Inc.	226,313
4,474	Delek US Holdings, Inc.	102,678
6,753	Enerplus Corporation	97,311
9,298	EnLink Midstream, LLC	100,790
824	EOG Resources, Inc.	94,455
9,804	Genesis Energy, L.P.	110,393
3,591	Global Partners, L.P.	111,393

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	OIL & GAS PRODUCERS - 4.8% (Continued)
791	Hess Corporation	$104,681
3,978	Marathon Oil Corporation	95,313
2,941	Murphy Oil Corporation	108,758
7,091	NuStar Energy, L.P.	110,903
1,800	ONEOK, Inc.	114,372
3,818	Par Pacific Holdings, Inc.(a)	111,486
8,348	Plains All American Pipeline, L.P.	104,100
3,677	Range Resources Corporation	97,330
3,911	SM Energy Company	110,134
19,100	Southwestern Energy Company(a)	95,500
2,682	Sunoco, L.P.	117,712
10,996	Vertex Energy, Inc.(a)	108,640
3,784	Viper Energy Partners, L.P.	105,952
39,764	W&T Offshore, Inc.(a)	202,001
3,506	Williams Companies, Inc. (The)	104,689
3,882	World Fuel Services Corporation	99,185
		3,517,833
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
20,872	Archrock, Inc.	203,919
14,386	Borr Drilling Ltd.(a)	109,046
4,205	ChampionX Corporation	114,082
5,385	Core Laboratories N.V.	118,739
9,369	Diamond Offshore Drilling, Inc.(a)	112,803
5,926	Expro Group Holdings N.V.(a)	108,801
14,366	Helix Energy Solutions Group, Inc.(a)	111,193
3,133	Helmerich & Payne, Inc.	112,005
947	Nabors Industries Ltd.(a)	115,449
5,202	NOV, Inc.	96,289
10,073	NOW, Inc.(a)	112,314
6,331	Oceaneering International, Inc.(a)	111,616
8,442	Patterson-UTI Energy, Inc.	98,771
8,246	TechnipFMC PLC(a)	112,558
9,410	US Silica Holdings, Inc.(a)	112,355
		1,749,940

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	PUBLISHING & BROADCASTING - 0.3%
18,282	Entravision Communications Corporation, Class A	$110,606
24,777	iHeartMedia, Inc., Class A(a)	96,630
		207,236
	REAL ESTATE SERVICES - 0.4%
6,631	eXp World Holdings, Inc.	84,147
23,891	Redfin Corporation(a)	216,453
		300,600
	RENEWABLE ENERGY - 0.4%
498	First Solar, Inc.(a)	108,315
3,384	Green Plains, Inc.(a)	104,870
3,442	REX American Resources Corporation(a)	98,407
		311,592
	RETAIL - CONSUMER STAPLES - 0.2%
1,577	BJ’s Wholesale Club Holdings, Inc.(a)	119,962

	RETAIL - DISCRETIONARY - 1.6%
1,053	Avis Budget Group, Inc.(a)	205,124
1,153	Best Buy Company, Inc.	90,245
3,362	Buckle, Inc. (The)	119,990
3,091	Driven Brands Holdings, Inc.(a)	93,688
6,370	Hertz Global Holdings, Inc.(a)	103,767
14,178	Nordstrom, Inc.	230,677
885	Ross Stores, Inc.	93,925
1,082	Signet Jewelers Ltd.	84,158
3,790	Sleep Number Corporation(a)	115,254
		1,136,828
	SEMICONDUCTORS - 1.2%
2,215	Allegro MicroSystems, Inc.(a)	106,298
530	Analog Devices, Inc.	104,527
793	Axcelis Technologies, Inc.(a)	105,667
177	Broadcom, Inc.	113,553
3,127	Cohu, Inc.(a)	120,045
1,113	Lattice Semiconductor Corporation(a)	106,292
1,321	Microchip Technology, Inc.	110,673

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	SEMICONDUCTORS - 1.2% (Continued)
612	Silicon Laboratories, Inc.(a)	$107,155
		874,210
	SOFTWARE - 6.7%
1,832	Alteryx, Inc., Class A(a)	107,795
416	Autodesk, Inc.(a)	86,595
5,404	Bumble, Inc., Class A(a)	105,648
493	Cadence Design Systems, Inc.(a)	103,574
17,970	Cellebrite DI Ltd.(a)	109,437
1,394	Ceridian HCM Holding, Inc.(a)	102,069
1,840	DocuSign, Inc.(a)	107,272
5,196	Dropbox, Inc., Class A(a)	112,338
2,665	Dynatrace, Inc.(a)	112,730
3,208	Everbridge, Inc.(a)	111,221
3,433	Evolent Health, Inc., Class A(a)	111,401
10,946	Hims & Hers Health, Inc.(a)	108,584
264	HubSpot, Inc.(a)	113,190
2,464	Intapp, Inc.(a)	110,486
5,522	JFrog Ltd.(a)	108,783
1,410	Manhattan Associates, Inc.(a)	218,339
6,444	MeridianLink, Inc.(a)	111,481
755	Monday.com Ltd.(a)	107,776
8,746	N-Able, Inc.(a)	115,447
1,499	New Relic, Inc.(a)	112,860
4,180	Nutanix, Inc., Class A(a)	108,638
1,249	Okta, Inc.(a)	107,714
47,410	Oscar Health, Inc.(a)	310,061
388	Paycom Software, Inc.(a)	117,956
2,527	PDF Solutions, Inc.(a)	107,145
1,789	Pegasystems, Inc.	86,731
2,771	Perion Network Ltd.(a)	109,676
1,736	Procore Technologies, Inc.(a)	108,726
2,009	Progress Software Corporation	115,417
962	PTC, Inc.(a)	123,357
714	Qualys, Inc.(a)	92,834

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	SOFTWARE - 6.7% (Continued)
2,803	RingCentral, Inc., Class A(a)	$85,968
5,853	Samsara, Inc.(a)	115,421
4,061	Schrodinger, Inc.(a)	106,926
2,189	Smartsheet, Inc., Class A(a)	104,634
737	SPS Commerce, Inc.(a)	112,245
5,634	Vertex, Inc., Class A(a)	116,567
1,098	Wix.com Ltd.(a)	109,580
21,357	Yext, Inc.(a)	205,241
1,458	Ziff Davis, Inc.(a)	113,797
1,518	Zoom Video Communications, Inc., Class A(a)	112,089
		4,847,749
	SPECIALTY FINANCE - 2.1%
2,072	AerCap Holdings N.V.(a)	116,509
2,868	Air Lease Corporation	112,913
1,118	Discover Financial Services	110,503
3,872	Enact Holdings, Inc.	88,514
2,062	Essent Group Ltd.	82,583
3,150	Fidelity National Financial, Inc.	110,030
8,550	FTAI Aviation Ltd.	239,057
8,415	MGIC Investment Corporation	112,929
2,652	Mr Cooper Group, Inc.(a)	108,652
1,312	Nelnet, Inc., Class A	120,560
5,906	NerdWallet, Inc.(a)	95,559
8,407	PROG Holdings, Inc.(a)	200,003
		1,497,812
	STEEL - 0.6%
2,616	Carpenter Technology Corporation	117,092
22,935	Mechel PJSC - ADR(a),(b)	—
6,082	Ryerson Holding Corporation	221,264
4,162	United States Steel Corporation	108,628
		446,984
	TECHNOLOGY HARDWARE - 1.3%
5,863	A10 Networks, Inc.	90,818
2,064	Avnet, Inc.	93,293

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	TECHNOLOGY HARDWARE - 1.3% (Continued)
8,415	Celestica, Inc.(a)	$108,554
17,306	CommScope Holding Company, Inc.(a)	110,239
5,843	Extreme Networks, Inc.(a)	111,718
4,326	NCR Corporation(a)	102,050
2,562	PagerDuty, Inc.(a)	89,619
29,131	Pitney Bowes, Inc.	113,320
10,174	Viavi Solutions, Inc.(a)	110,184
		929,795
	TECHNOLOGY SERVICES - 3.1%
1,127	Amdocs Ltd.	108,226
550	CDW Corporation	107,190
63,518	Conduent, Inc.(a)	217,866
2,247	CSG Systems International, Inc.	120,663
4,088	DXC Technology Company(a)	104,489
2,998	EVERTEC, Inc.	101,183
734	ExlService Holdings, Inc.(a)	118,783
142	Fair Isaac Corporation(a)	99,782
2,301	Genpact Ltd.	106,352
6,444	Green Dot Corporation, Class A(a)	110,708
733	Insight Enterprises, Inc.(a)	104,790
7,597	Integral Ad Science Holding Corporation(a)	108,409
7,607	Kyndryl Holdings, Inc.(a)	112,279
4,807	LiveRamp Holdings, Inc.(a)	105,418
17,039	Payoneer Global, Inc.(a)	107,005
1,440	PayPal Holdings, Inc.(a)	109,354
11,517	Paysafe Ltd.(a)	198,898
6,324	Remitly Global, Inc.(a)	107,192
9,129	StoneCompany Ltd.(a)	87,091
		2,235,678
	TELECOMMUNICATIONS - 0.3%
1,916	Cogent Communications Holdings, Inc.	122,088
36,402	Lumen Technologies, Inc.	96,465
		218,553

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
5,065	Bristow Group, Inc.(a)	$113,456
8,748	CryoPort, Inc.(a)	209,952
5,354	Dorian, L.P.G Ltd.	106,759
4,429	Golar LNG Ltd.(a)	95,666
972	Ryder System, Inc.	86,741
2,249	Werner Enterprises, Inc.	102,307
		714,881
	TRANSPORTATION EQUIPMENT - 0.1%
5,323	Blue Bird Corporation(a)	108,749

	WHOLESALE - CONSUMER STAPLES - 0.3%
1,404	Performance Food Group Company(a)	84,717
4,639	United Natural Foods, Inc.(a)	122,238
		206,955

	TOTAL COMMON STOCKS (Cost $36,022,577)	37,837,179

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 23.6%
	U.S. TREASURY BILLS — 23.6%
2,500,000	United States Treasury Bill(c)	4.650	06/06/23	2,479,849
7,000,000	United States Treasury Bill(c)(d)	4.840	08/17/23	6,876,015
8,000,000	United States Treasury Bill(c)(d)	4.915	08/24/23	7,849,691
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,191,350)			17,205,555

Shares
SHORT-TERM INVESTMENT — 14.6%
MONEY MARKET FUND - 14.6%
10,637,646	Fidelity Treasury Portfolio, Class I, 4.70% (Cost $10,637,646)(e)	10,637,646

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTION PURCHASED - 0.0% (g)
	PUT OPTION PURCHASED - 0.0%(g)
155	S&P Emini 2nd Week Future	Goldman Sachs	04/14/2023	$3,820	$32,067,563	$27,513
	TOTAL PUT OPTION PURCHASED (Cost - $441,132)

	TOTAL INVESTMENTS - 90.2% (Cost $64,292,705)					$65,707,893
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%					7,119,624
	NET ASSETS - 100.0%					$72,827,517

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
286	CME E-Mini Standard & Poor’s 500 Index Future	06/16/2023	$59,169,825	$2,047,045
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

(c)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(d)	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2023, the value of the pledged portion is 14,725,706.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(f)	Each contract is equivalent to one futures contract.

(g)	Percentage rounds to less than 0.1%.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OUTPERFORMANCE OPTION
Description	Call/Put	Currency	Counterparty	Strike Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call
JPCPOPL5/JPCPOPS5 Index Outperformance Call Option ***	Call	USD	JP Morgan	2.00%	4/28/2023	$15,000,000	$66,960	$1,173,000	$(1,106,040)

TOTAL RETURN SWAPS
Description	Payment Frequency	Long/Short	Currency	Index	Spread	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan International Long Index Basket ***	Monthly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	307,456	5/27/2025	$25,184,490	$—	$703,568
JP Morgan International Long Index Basket 2 ***	Quarterly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	281,667	5/27/2025	24,802,610	—	109,436
											$813,004

JP Morgan International Short Index Basket ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	385,047	5/27/2025	25,133,866	—	(602,780)
JP Morgan International Short Index Basket 2 ***	Quarterly	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	335,100	5/27/2025	24,975,238	—	(82,143)
JP Morgan U.S. Short Index Basket ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.45)%	JP Morgan	286,066	3/7/2025	18,013,862	—	(450,401)
JP Morgan U.S. Short Index Basket 2 ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.95)%	JP Morgan	482,292	4/26/2024	18,128,054	—	(1,206,027)
											$(2,341,351)

											$(1,528,347)

***	The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.5%
	FIXED INCOME - 14.5%
576,237	VanEck High Yield Muni ETF	$29,814,502
	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,816,654)

	OPEN END FUNDS — 84.0%
	FIXED INCOME - 84.0%
1,000	American Century High-Yield Municipal Fund, Class I	8,730
723	BlackRock High Yield Municipal Fund, Institutional Class	6,397
2,205,605	Goldman Sachs High Yield Municipal Fund, Institutional Class	19,916,617
1,000	Invesco AMT-Free Municipal Fund, Class Y	6,900
7,007,396	Invesco Rochester Municipal Opportunities Fund, Class Y	48,000,666
984	MainStay MacKay High Yield Municipal Bond Fund, Class I	11,324
3,731,265	Nuveen High Yield Municipal Bond Fund, Class I	56,565,975
1,000	PGIM Muni High Income Fund, Class Z	9,120
5,806,068	PIMCO High Yield Municipal Bond Fund, Institutional Class	48,190,364
	TOTAL OPEN END FUNDS (Cost $173,595,971)	172,716,093

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTION PURCHASED - 0.1%
	PUT OPTION PURCHASED - 0.1%
200	U.S. Long Bond Future	Wells Fargo	04/21/2023	$129	$26,210,000	$159,375
	TOTAL PUT OPTION PURCHASED (Cost - $456,814)

	TOTAL INVESTMENTS - 98.6% (Cost $203,869,439)					$202,689,970
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%					2,808,467
	NET ASSETS - 100.0%					$205,498,437

ETF	- Exchange-Traded Fund

(a)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

		Counterpoint	Counterpoint
	Counterpoint Tactical	Tactical Equity	Tactical Municipal
	Income Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$1,085,442,470	$64,292,705	$203,869,439
At value	$1,092,547,657	$65,707,893	$202,689,970
Cash	—	—	2,027,952
Cash held for collateral at broker +	7,505,270	6,770,390	60,708
Receivable for Fund shares sold	903,008	9,814	151,239
Dividends and interest receivable	5,734,809	56,707	713,508
Unrealized appreciation on credit default swap	499,850	—	—
Premiums paid on open swap contracts	439,270	—	—
Unrealized appreciation on futures contracts	—	2,047,045	—
Due from broker - swaps	—	2,020,806	—
Outperformance option, at fair value (Premium $0, $1,173,000, $0)	—	66,960	—
Prepaid expenses and other assets	80,672	77,920	63,875
TOTAL ASSETS	1,107,710,536	76,757,535	205,707,252

LIABILITIES
Due to broker - swaps	—	2,305,453	—
Investment advisory fees payable	1,171,642	83,227	135,266
Payable for Fund shares redeemed	671,527	3,650	39,368
Distribution (12b-1) fees payable	62,142	2,029	2,448
Payable to related parties	27,048	—	11,737
Unrealized depreciation on total return swaps	—	1,528,347	—
Accrued expenses and other liabilities	34,903	7,312	19,996
TOTAL LIABILITIES	1,967,262	3,930,018	208,815
NET ASSETS	$1,105,743,274	$72,827,517	$205,498,437

NET ASSETS CONSIST OF:
Paid in capital	$1,119,840,223	$76,323,093	$207,899,529
Accumulated loss	$(14,096,949)	$(3,495,576)	$(2,401,092)
NET ASSETS	$1,105,743,274	$72,827,517	$205,498,437

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$77,624,493	$6,157,555	$4,796,116
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,057,661	410,526	457,419
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.00	$15.00	$10.49
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.52	$15.92	$10.98

Class C Shares:
Net Assets	$53,052,826	$956,573	$1,659,666
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,853,648	67,661	160,448
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.93	$14.14	$10.34

Class I Shares:
Net Assets	$975,065,955	$65,713,389	$199,042,655
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	88,792,972	4,299,186	18,948,439
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.98	$15.29	$10.50

+	Represents collateral for futures contracts, options purchased, and swaps.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $7,826 and $0, respectively)	$32,953,800	$281,909	$3,195,130
Interest	3,665,913	647,771	610,696
TOTAL INVESTMENT INCOME	36,619,713	929,680	3,805,826

EXPENSES
Investment advisory fees	6,694,327	501,638	674,777
Distribution (12b-1) fees:
Class A	95,192	6,603	5,794
Class C	270,194	4,986	8,855
Administrative services fees	331,299	32,806	65,318
Third party administrative servicing fees	305,793	44	60,576
Transfer agent fees	166,214	34,559	22,395
Accounting services fees	107,109	8,492	28,919
Registration fees	70,411	29,424	29,698
Custodian fees	48,262	41,003	11,922
Printing and postage expenses	25,261	3,740	3,740
Compliance officer fees	14,959	5,940	6,938
Audit fees	9,570	9,570	9,570
Trustees’ fees and expenses	7,480	7,480	7,480
Legal fees	6,234	6,233	6,233
Insurance expense	5,984	1,491	1,984
Other expenses	9,862	4,932	4,932
TOTAL EXPENSES	8,168,151	698,941	949,131

Fees recaptured by the Advisor	—	14,788	30,400
TOTAL NET EXPENSES	8,168,151	713,729	979,531

NET INVESTMENT INCOME	28,451,562	215,951	2,826,295

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(532,240)	(8,154)	(99,553)
Net realized gain (loss) on swap contracts	(1,313,088)	2,643,026	1,098
Net realized loss on swaptions purchased	(12,626,000)	—	—
Net realized loss on futures contracts	—	(3,140,045)	—
Net realized loss on options purchased	(2,019,644)	(335,931)	(9,863)
Net realized gain on swaptions written	4,490,000	—	—
	(12,000,972)	(841,104)	(108,318)

Net change in unrealized appreciation on investments	10,684,571	7,143,259	82,502
Net change in unrealized appreciation on futures contracts	—	2,678,216	—
Net change in unrealized appreciation on foreign currency translations	—	16	—
Net change in unrealized appreciation (depreciation) on swap contracts	644,110	(9,453,240)	—
Net change in unrealized depreciation on options purchased	(1,507,635)	(1,616,818)	(297,439)
	9,821,046	(1,248,567)	(214,937)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,179,926)	(2,089,671)	(323,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,271,636	$(1,873,720)	$2,503,040

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$28,451,562	$21,291,127
Net realized loss on investments and swap contracts, options purchased, swaptions purchased and swaptions written	(12,000,972)	(9,079,259)
Net change in unrealized appreciation (depreciation) on investments, swap contracts and options purchased	9,821,046	(42,248,396)
Net increase (decrease) in net assets resulting from operations	26,271,636	(30,036,528)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(7,067)
Class C	—	(5,030)
Class I	—	(82,742)
Distributions paid:
Class A	(1,944,965)	(1,605,722)
Class C	(1,175,159)	(880,600)
Class I	(25,641,141)	(18,331,075)
Net decrease in net assets resulting from distributions to shareholders	(28,761,265)	(20,912,236)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,529,369	18,908,259
Class C	9,540,055	16,015,075
Class I	250,722,071	483,677,539
Net asset value of shares issued in reinvestment of distributions:
Class A	1,920,150	1,592,303
Class C	972,306	717,888
Class I	22,759,172	16,011,312
Payments for shares redeemed:
Class A	(10,846,558)	(13,036,492)
Class C	(10,575,597)	(11,065,210)
Class I	(179,451,389)	(342,532,167)
Net increase in net assets from shares of beneficial interest	96,569,579	170,288,507

TOTAL INCREASE IN NET ASSETS	94,079,950	119,339,743

NET ASSETS
Beginning of Period	1,011,663,324	892,323,581
End of Period	$1,105,743,274	$1,011,663,324

SHARE ACTIVITY
Class A:
Shares Sold	1,042,930	1,676,093
Shares Reinvested	174,398	141,423
Shares Redeemed	(981,480)	(1,155,663)
Net increase in shares of beneficial interest outstanding	235,848	661,853

Class C:
Shares Sold	868,172	1,421,987
Shares Reinvested	88,862	64,017
Shares Redeemed	(964,593)	(990,187)
Net increase (decrease) in shares of beneficial interest outstanding	(7,559)	495,817

Class I:
Shares Sold	22,725,773	43,129,322
Shares Reinvested	2,070,768	1,424,567
Shares Redeemed	(16,259,508)	(30,233,832)
Net increase in shares of beneficial interest outstanding	8,537,033	14,320,057

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$215,951	$(183,188)
Net realized gain (loss) on investments, futures contracts, swap contracts and options purchased	(841,104)	3,310,834
Net change in unrealized appreciation (depreciation) on investments, futures contracts foreign currency translations, options purchased and swap contracts	(1,248,567)	2,015,273
Net increase (decrease) in net assets resulting from operations	(1,873,720)	5,142,919

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(162,083)	—
Class C	(33,149)	—
Class I	(2,310,862)	—
Net decrease in net assets resulting from distributions to shareholders	(2,506,094)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,554,707	4,805,347
Class C	35,850	430,100
Class I	20,131,971	77,875,437
Net asset value of shares issued in reinvestment of distributions:
Class A	159,118	—
Class C	29,544	—
Class I	2,043,042	—
Payments for shares redeemed:
Class A	(511,072)	(738,510)
Class C	(75,927)	(136,556)
Class I	(22,415,325)	(23,389,511)
Net increase in net assets from shares of beneficial interest	951,908	58,846,307

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,427,906)	63,989,226

NET ASSETS
Beginning of Period	76,255,423	12,266,197
End of Period	$72,827,517	$76,255,423

SHARE ACTIVITY
Class A:
Shares Sold	104,008	303,481
Shares Reinvested	10,200	—
Shares Redeemed	(33,834)	(49,109)
Net increase in shares of beneficial interest outstanding	80,374	254,372

Class C:
Shares Sold	2,466	29,330
Shares Reinvested	2,006	—
Shares Redeemed	(5,354)	(9,555)
Net increase (decrease) in shares of beneficial interest outstanding	(882)	19,775

Class I:
Shares Sold	1,272,556	4,884,870
Shares Reinvested	128,655	—
Shares Redeemed	(1,470,795)	(1,486,493)
Net increase (decrease) in shares of beneficial interest outstanding	(69,584)	3,398,377

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$2,826,295	$(179,376)
Net realized gain (loss) on investments, options purchased and swap contracts	(108,318)	1,344,677
Net change in unrealized depreciation on investments and options purchased	(214,937)	(3,241,260)
Net increase (decrease) in net assets resulting from operations	2,503,040	(2,075,959)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(498)
Class C	—	—
Class I	—	(15,983)
Distributions paid:
Class A	(61,067)	(68,073)
Class C	(16,763)	(52,690)
Class I	(2,718,579)	(2,233,441)
Net decrease in net assets resulting from distributions to shareholders	(2,796,409)	(2,370,685)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,055,796	4,684,962
Class C	594,190	1,886,647
Class I	64,453,075	139,981,280
Net asset value of shares issued in reinvestment of distributions:
Class A	60,889	64,858
Class C	14,838	52,690
Class I	1,937,808	2,046,130
Payments for shares redeemed:
Class A	(801,305)	(2,012,351)
Class C	(1,358,752)	(331,027)
Class I	(31,402,679)	(59,737,524)
Net increase in net assets from shares of beneficial interest	34,553,860	86,635,665

TOTAL INCREASE IN NET ASSETS	34,260,491	82,189,021

NET ASSETS
Beginning of Period	171,237,946	89,048,925
End of Period	$205,498,437	$171,237,946

SHARE ACTIVITY
Class A:
Shares Sold	100,496	441,501
Shares Reinvested	5,794	6,073
Shares Redeemed	(76,365)	(190,539)
Net increase in shares of beneficial interest outstanding	29,925	257,035

Class C:
Shares Sold	56,716	175,491
Shares Reinvested	1,429	4,966
Shares Redeemed	(131,379)	(31,391)
Net increase (decrease) in shares of beneficial interest outstanding	(73,234)	149,066

Class I:
Shares Sold	6,109,143	13,196,110
Shares Reinvested	184,112	191,585
Shares Redeemed	(2,988,948)	(5,596,678)
Net increase in shares of beneficial interest outstanding	3,304,307	7,791,017

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$11.02		$11.68		$11.04	$10.79	$10.91	$11.28
Activity from investment operations:
Net investment income (1)	0.28		0.26		0.35	0.23	0.35	0.28
Net realized and unrealized gain (loss) (2)	(0.02)		(0.67)		0.65	0.25	0.05	(0.31)
Total from investment operations	0.26		(0.41)		1.00	0.48	0.40	(0.03)

Less distributions from:
Net investment income	(0.28)		(0.25)		(0.36)	(0.23)	(0.38)	(0.34)
Return of Capital	—		(0.00	) (3)	—	—	—	—
Net realized gains	—		—		—	—	(0.14)	(0.00	) (3)
Total distributions	(0.28)		(0.25)		(0.36)	(0.23)	(0.52)	(0.34)
Net asset value, end of period	$11.00		$11.02		$11.68	$11.04	$10.79	$10.91
Total return (4)	2.39	% (8)	(3.53)%		9.14%	4.47%	3.89%	(0.27)%
Net assets, at end of period (000’s)	$77,624		$75,164		$71,948	$66,244	$69,747	$107,839
Ratio of gross expenses to average net assets before waiver (5,6)	1.71	% (9)	1.71%		1.73%	1.78%	1.79%	1.77%
Ratio of net expenses to average net assets after waiver (5)	1.71	% (9)	1.71%		1.73%	1.78%	1.79%	1.77%
Ratio of net investment income before waiver to average net assets (5,7)	5.15	% (9)	2.32%		3.03%	2.12%	3.27%	2.55%
Ratio of net investment income after waiver to average net assets (5,7)	5.15	% (9)	2.32%		3.03%	2.12%	3.27%	2.55%
Portfolio Turnover Rate	1	% (8)	493%		36%	232%	353%	380%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of Period	$10.95		$11.63		$11.00	$10.76	$10.89	$11.22
Activity from investment operations:
Net investment income (1)	0.24		0.18		0.26	0.15	0.27	0.20
Net realized and unrealized gain (loss) (2)	(0.02)		(0.67)		0.65	0.25	0.05	(0.32)
Total from investment operations	0.22		(0.49)		0.91	0.40	0.32	(0.12)

Less distributions from:
Net investment income	(0.24)		(0.19)		(0.28)	(0.16)	(0.31)	(0.21)
Return of capital	—		(0.00	) (3)	—	—	—	—
Net realized gains	—		—		—	—	(0.14)	(0.00	) (3)
Total distributions	(0.24)		(0.19)		(0.28)	(0.16)	(0.45)	(0.21)
Net asset value, end of period	$10.93		$10.95		$11.63	$11.00	$10.76	$10.89
Total return (4)	2.01	% (8)	(4.26)%		8.30%	3.73%	3.11%	(1.03)%
Net assets, at end of period (000’s)	$53,053		$53,229		$50,772	$37,748	$32,578	$35,336
Ratio of gross expenses to average net assets before waiver (5,6)	2.46	% (9)	2.46%		2.48%	2.53%	2.54%	2.52%
Ratio of net expenses to average net assets after waiver (5)	2.46	% (9)	2.46%		2.48%	2.53%	2.54%	2.52%
Ratio of net investment income before waiver to average net assets (5,7)	4.41	% (9)	1.56%		2.27%	1.40%	2.52%	1.79%
Ratio of net investment income after waiver to average net assets (5,7)	4.41	% (9)	1.56%		2.27%	1.40%	2.52%	1.79%
Portfolio Turnover Rate	1	% (8)	493%		36%	232%	353%	380%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$11.01		$11.67		$11.04	$10.78	$10.90	$11.30
Activity from investment operations:
Net investment income (1)	0.30		0.28		0.37	0.26	0.37	0.30
Net realized and unrealized gain (loss) (2)	(0.03)		(0.66)		0.65	0.26	0.05	(0.31)
Total from investment operations	0.27		(0.38)		1.02	0.52	0.42	(0.01)

Less distributions from:
Net investment income	(0.30)		(0.28)		(0.39)	(0.26)	(0.40)	(0.39)
Return of capital	—		(0.00	) (3)	—	—	—	—
Net realized gains	—		—		—	—	(0.14)	(0.00	) (3)
Total distributions	(0.30)		(0.28)		(0.39)	(0.26)	(0.54)	(0.39)
Net asset value, end of period	$10.98		$11.01		$11.67	$11.04	$10.78	$10.90
Total return (4)	2.44	% (8)	(3.31)%		9.32%	4.83%	4.13%	(0.07)%
Net assets, at end of period (000s)	$975,066		$883,270		$769,603	$400,046	$246,454	$261,476
Ratio of gross expenses to average net assets before waiver (5,6)	1.46	% (9)	1.46%		1.48%	1.53%	1.54%	1.52%
Ratio of net expenses to average net assets after waiver (5)	1.46	% (9)	1.46%		1.48%	1.53%	1.54%	1.52%
Ratio of net investment income before waiver to average net assets (5,7)	5.37	% (9)	2.51%		3.23%	2.38%	3.49%	2.74%
Ratio of net investment income after waiver to average net assets (5,7)	5.37	% (9)	2.51%		3.23%	2.38%	3.49%	2.74%
Portfolio Turnover Rate	1	% (8)	493%		36%	232%	353%	380%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$15.76		$11.08	$10.30	$12.60	$15.92	$15.75
Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.09)	(0.09)	(0.05)	(0.06)	(0.09)
Net realized and unrealized gain (loss) (2)	(0.31)		4.77	0.87	(2.25)	(2.77)	1.17
Total from investment operations	(0.28)		4.68	0.78	(2.30)	(2.83)	1.08

Less distributions from:
Net realized gains	(0.48)		—	—	—	(0.49)	(0.91)
Total distributions	(0.48)		—	—	—	(0.49)	(0.91)
Net asset value, end of period	$15.00		$15.76	$11.08	$10.30	$12.60	$15.92
Total return (3)	(1.88	)% (8)	42.24%	7.57%	(18.25)%	(18.15)%	7.02%
Net assets, at end of period (000s)	$6,158		$5,203	$839	$2,074	$3,369	$6,322
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.96	% (9)	2.10%	3.74%	2.82%	2.37%	3.12%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	2.00	% (9)	2.00%	2.04%	2.00%	2.08%	2.81%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.37	% (9)	(0.69)%	(2.66)%	(1.27)%	(0.81)%	(1.68)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.33	% (9)	(0.59)%	(0.96)%	(0.45)%	(0.52)%	(1.37)%
Portfolio Turnover Rate	232	% (8)	350%	230%	259%	296%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	3.70%	2.82%	2.29%	2.31%

Net expenses to average net assets	N/A	N/A	2.00%	2.00%	2.00%	2.00%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$14.93		$10.58	$9.91	$12.22	$15.57	$15.53
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.22)	(0.16)	(0.15)	(0.19)	(0.20)
Net realized and unrealized gain (loss) (2)	(0.28)		4.57	0.83	(2.16)	(2.67)	1.15
Total from investment operations	(0.31)		4.35	0.67	(2.31)	(2.86)	0.95

Less distributions from:
Net realized gains	(0.48)		—	—	—	(0.49)	(0.91)
Total distributions	(0.48)		—	—	—	(0.49)	(0.91)
Net asset value, end of period	$14.14		$14.93	$10.58	$9.91	$12.22	$15.57
Total return (3)	(2.19	)% (8)	41.12%	6.76%	(18.90)%	(18.77)%	6.24%
Net assets, at end of period (000s)	$957		$1,024	$516	$581	$1,181	$2,870
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	2.71	% (9)	2.85%	4.49%	3.57%	3.12%	3.87%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	2.75	% (9)	2.75%	2.79%	2.75%	2.83%	3.56%
Ratio of net investment loss before waiver/recapture to average net assets (4,7)	(0.41	)% (9)	(1.61)%	(3.43)%	(2.08)%	(1.75)%	(2.42)%
Ratio of net investment loss after waiver/recapture to average net assets (4,7)	(0.45	)% (9)	(1.51)%	(1.73)%	(1.26)%	(1.46)%	(2.11)%
Portfolio Turnover Rate	232	% (8)	350%	230%	259%	296%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	4.45%	3.57%	3.04%	3.06%

Net expenses to average net assets	N/A	N/A	2.75%	2.75%	2.75%	2.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$16.03		$11.24	$10.43	$12.73	$16.04	$15.82
Activity from investment operations:
Net investment income (loss) (1)	0.05		(0.06)	(0.06)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) (2)	(0.31)		4.85	0.87	(2.27)	(2.81)	1.18
Total from investment operations	(0.26)		4.79	0.81	(2.30)	(2.82)	1.13

Less distributions from:
Net realized gains	(0.48)		—	—	—	(0.49)	(0.91)
Total distributions	(0.48)		—	—	—	(0.49)	(0.91)
Net asset value, end of period	$15.29		$16.03	$11.24	$10.43	$12.73	$16.04
Total return (3)	(1.72	)% (8)	42.62%	7.77%	(18.07)%	(17.95)%	7.31%
Net assets, at end of period (000s)	$65,713		$70,029	$10,911	$8,121	$15,851	$23,615
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.71	% (9)	1.85%	3.49%	2.57%	2.12%	2.87%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.75	% (9)	1.75%	1.79%	1.75%	1.83%	2.56%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.60	% (9)	(0.50)%	(2.34)%	(1.07)%	(0.45)%	(1.43)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.56	% (9)	(0.40)%	(0.64)%	(0.25)%	(0.16)%	(1.12)%
Portfolio Turnover Rate	232	% (8)	350%	230%	259%	296%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	3.45%	2.57%	2.04%	2.06%

Net expenses to average net assets	N/A	N/A	1.75%	1.75%	1.75%	1.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.49		$10.98		$10.65	$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.14		(0.03)		0.23	0.19	0.26	0.09
Net realized and unrealized gain (loss) (3)	(0.01)		(0.18)		0.42	0.16	0.44	(0.01)
Total from investment operations	0.13		(0.21)		0.65	0.35	0.70	0.08

Less distributions from:
Net investment income	(0.13)		(0.01)		(0.23)	(0.17)	(0.23)	(0.08)
Return of capital	—		(0.00	) (4)	—	—	—	—
Net realized gains	—		(0.27)		(0.09)	—	—	—
Total distributions	(0.13)		(0.28)		(0.32)	(0.17)	(0.23)	(0.08)
Net asset value, end of period	$10.49		$10.49		$10.98	$10.65	$10.47	$10.00
Total return (5)	1.28	% (6)	(1.93)%		6.13%	3.37%	7.12%	0.77	% (6)
Net assets, at end of period (000s)	$4,796		$4,483		$1,872	$1,373	$1,871	$1,023
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.22	% (9)	1.23%		1.40%	1.61%	2.03%	2.74	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.25	% (9)	1.25%		1.25%	1.25%	1.25%	1.25	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	2.70	% (9)	(0.30)%		1.94%	1.44%	1.79%	1.45	% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	2.67	% (9)	(0.32)%		2.09%	1.80%	2.57%	2.94	% (9)
Portfolio Turnover Rate	8	% (6)	563%		12%	123%	125%	1	% (6)

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.35		$10.91	$10.59	$10.46	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.09		(0.12)	0.15	0.08	0.20	0.07
Net realized and unrealized gain (loss) (3)	—		(0.17)	0.41	0.18	0.42	(0.01)
Total from investment operations	0.09		(0.29)	0.56	0.26	0.62	0.06

Less distributions from:
Net investment income	(0.10)		—	(0.15)	(0.13)	(0.16)	(0.06)
Net realized gains	—		(0.27)	(0.09)	—	—	—
Total distributions	(0.10)		(0.27)	(0.24)	(0.13)	(0.16)	(0.06)
Net asset value, end of period	$10.34		$10.35	$10.91	$10.59	$10.46	$10.00
Total return (4)	0.86	% (5)	(2.70)%	5.31%	2.54%	6.29%	0.56%
Net assets, at end of period (000s)	$1,660		$2,419	$923	$669	$222	$68
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.97	% (8)	1.98%	2.15%	2.36%	2.78%	3.49%
Ratio of net expenses to average net assets after waiver/recapture (6)	2.00	% (8)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (6,9)	1.85	% (8)	(1.08)%	1.20%	0.39%	1.21%	0.77%
Ratio of net investment income (loss) after waiver/recapture to average net assets (6,9)	1.82	% (8)	(1.10)%	1.35%	0.75%	1.99%	2.26%
Portfolio Turnover Rate	8	% (5)	563%	12%	123%	125%	1%

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.50		$10.98		$10.65	$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.15		(0.01)		0.26	0.19	0.28	0.10
Net realized and unrealized gain (loss) (3)	—		(0.18)		0.41	0.18	0.45	(0.02)
Total from investment operations	0.15		(0.19)		0.67	0.37	0.73	0.08

Less distributions from:
Net investment income	(0.15)		(0.02)		(0.25)	(0.19)	(0.26)	(0.08)
Return of capital	—		(0.00	) (4)	—	—	—	—
Net realized gains	—		(0.27)		(0.09)	—	—	—
Total distributions	(0.15)		(0.29)		(0.34)	(0.19)	(0.26)	(0.08)
Net asset value, end of period	$10.50		$10.50		$10.98	$10.65	$10.47	$10.00
Total return (5)	1.40	% (6)	(1.78)%		6.39%	3.60%	7.39%	0.83	% (6)
Net assets, at end of period (000s)	$199,043		$164,336		$86,253	$44,840	$24,149	$13,063
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	0.97	% (9)	0.98%		1.15%	1.36%	1.78%	2.49	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.00	% (9)	1.00%		1.00%	1.00%	1.00%	1.00	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	2.98	% (9)	(0.10)%		2.18%	1.45%	1.98%	1.68	% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	2.95	% (9)	(0.12)%		2.33%	1.81%	2.76%	3.17	% (9)
Portfolio Turnover Rate	8	% (6)	563%		12%	123%	125%	1	% (6)

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,643,287	$—	$—	$59,643,287
Future Option Purchased	796,875	—	—	796,875
Open End Funds	972,652,490	—	—	972,652,490
U.S. Government & Agencies	—	14,796,864	—	14,796,864
Short-Term Investments	44,658,141	—	—	44,658,141
Credit Default Swap	—	499,850	—	499,850
Total	$1,077,750,793	$15,296,714	$—	$1,093,047,507

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$37,837,179	$—	$—	$37,837,179
U.S. Government & Agencies	—	17,205,555	—	17,205,555
Short-Term Investment	10,637,646	—	—	10,637,646
Future Options Purchased	27,513	—	—	27,513
Long Futures Contracts	2,047,045	—	—	2,047,045
Outperformance Option	—	66,960	—	66,960
Long Total Return Swaps	—	813,004	—	813,004
Total	$50,549,383	$18,085,519	$—	$68,634,902
Liabilities *
Short Total Return Swaps	$—	$2,341,351	$—	$2,341,351
Total	$—	$2,341,351	$—	$2,341,351

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$29,814,502	$—	$—	$29,814,502
Open End Funds	172,716,093	—	—	172,716,093
Future Option Purchased	159,375	—	—	159,375
Total	$202,689,970	$—	$—	$202,689,970

There were no transfers between levels during the period other than Counterpoint Tactical Equity’s transfer disclosed below.

*	Please refer to the Schedule of Investments for industry classifications.

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

Beginning
	balance				Net transfers		Change in
	September 30,				in/(out) of	Total Realized	unrealized	Ending balance
	2022	Conversion	Net Purchases	Net Sales	Level 3	Gain/(Loss)	appreciation	March 31, 2023
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Input
Mechel PJSC	$—	Market Approach	Discount for lack of marketability (DLOM)	100%

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Certain Funds may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined period payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Fund would be liable for the notional amount of the swap.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2020 through September 30, 2022, or expected to be taken in the Funds’ September 30, 2023 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2023, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$6,694,327
Counterpoint Tactical Equity Fund	$501,638
Counterpoint Tactical Municipal Fund	$674,777

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least February 1, 2024, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the six months ended March 31, 2023, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreements as follows:

	Advisory Fee Waiver	Advisory Fee Recapture
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	$—	$14,788
Counterpoint Tactical Municipal Fund	$—	$30,400

As of March 31, 2023, the amount of fees waived/expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2023	September 30, 2024	September 30, 2025	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$108,549	$131,492	$42,239	$282,280
Counterpoint Tactical Municipal Fund	$93,107	$87,657	$—	$180,764

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2023 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$95,192	$270,194
Counterpoint Tactical Equity Fund	$6,603	$4,986
Counterpoint Tactical Municipal Fund	$5,794	$8,855

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2023, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$36,168	$5,436
Counterpoint Tactical Equity Fund	$4,756	$893
Counterpoint Tactical Municipal Fund	$7,256	$1,257

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,000,750,832	$9,981,368
Counterpoint Tactical Equity Fund	$96,718,274	$99,903,043
Counterpoint Tactical Municipal Fund	$207,050,862	$8,791,179

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2023.

Counterpoint Tactical Income Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income Contracts/Credit risk	Unrealized appreciation on credit default swap	$499,850

Interest Rate Contracts/Interest Rate Risk	Investment securities at value - future options purchased	796,875

Counterpoint Tactical Equity Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on total return swaps	$(1,528,347)

Equity Contract/Equity Price Risk	Investment securities at value - future options purchased	27,513

Equity Contract/Equity Price Risk	Outperformance option, at fair value	66,960

Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	2,047,045

Counterpoint Municipal Income Fund
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Interest Rate Contracts/Interest Rate Risk	Investment securities at value - future options purchased	$159,375

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the six months ended March 31, 2023.

Counterpoint Tactical Income Fund
		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Credit Risk	$(1,313,088)	$644,110

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Interest rate contracts/Interest Rate Risk	$(2,019,644)	$(1,507,635)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit Contracts/Credit Risk	$(12,626,000)	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swaptions Written	On Swaptions Written
Credit Contracts/Credit Risk	$4,490,000	$—

Counterpoint Tactical Equity Fund
		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(2,404,446)	$2,047,045

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Interest Rate Contracts/Interest Rate Risk	$(735,599)	$631,171

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(335,931)	$(1,616,818)

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$2,643,026	$(9,453,240)

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Counterpoint Tactical Municipal Fund
		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$1,112	$(297,439)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Interest Rate Contracts/Interest Rate Risk	$(10,975)	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Interest Rate Contracts/Interest Rate Risk	$1,098	$—

The notional value of the derivative instruments outstanding as of March 31, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the six months ended March 31, 2023, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2023 for the Funds.

Counterpoint Tactical Income Fund
						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities
Unrealized depreciation on credit default swap	Wells Fargo	$499,850	(1)	$—		$499,850	$—		$—	$—
		$499,850		$—		$499,850	$—		$—	$—

Counterpoint Tactical Equity Fund

						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$813,004	(1)	$(2,341,351	) (1)	$(1,528,347)	$1,528,347	(2)	$—	$—
Investment in future options purchased	Goldman Sachs	27,513	(1)	—		27,513	—		—	—
Futures Contracts	Wells Fargo	2,047,045	(1)	—		2,047,045	—		—	—
Investment in outperformance option	JP Morgan	66,960	(1)	—		66,960	—		—	—
		$2,954,522		$(2,341,351)		$613,171	$1,528,347		$—	$—

Counterpoint Tactical Municipal Fund

						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities
Investments in future options purchased	Wells Fargo	$159,375	(1)	$—		$159,375	$—		$—	$—
		$159,375		$—		$159,375	$—		$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$1,086,182,599	$10,333,773	$(3,468,865)	$6,864,908
Counterpoint Tactical Equity Fund	$65,465,705	$4,316,825	$(3,488,979)	$827,846
Counterpoint Tactical Municipal Fund	$203,912,547	$277,282	$(1,499,859)	$(1,222,577)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions paid for the years ended September 30, 2022 and September 30, 2021 was as follows:

	For the period ended September 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$20,817,397	$—	$94,839	$—	$20,912,236
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Tactical Municipal Fund	61,192	2,237,191	16,481	55,821	2,370,685

	For the period ended September 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$22,914,330	$—	$—	$—	$22,914,330
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Tactical Municipal Fund	312,160	410,430	—	1,057,101	1,779,691

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$—	$—	$(8,274,548)	$(520,894)	$—	(2,811,878)	$(11,607,320)
Counterpoint Tactical Equity Fund	—	—	—	(704,232)	(785,759)	—	2,374,229	884,238
Counterpoint Tactical Municipal Fund	—	—	—	(1,100,083)	—	—	(1,007,640)	(2,107,723)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps, passive foreign investment companies, 1256 futures and options contracts, and the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	704,232
Counterpoint Tactical Municipal Fund	251,728

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The funds incurred and elected to defer such late year losses as follows:

Post October
Portfolio	Losses
Counterpoint Tactical Income Fund	$8,274,548
Counterpoint Tactical Equity Fund	—
Counterpoint Tactical Municipal Fund	848,355

At September 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Counterpoint Tactical Income Fund	$520,894	$—	$520,894	$—
Counterpoint Tactical Equity Fund	—	785,759	785,759	3,191,933
Counterpoint Tactical Municipal Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and distributions in excess resulted in reclassification for the period ended September 30, 2022 for the Funds as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	(131,119)	131,119
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Income Fund (the “Income Fund”) currently invests a significant portion of its assets in the PGIM High Yield Fund, Class Z (the “PGIM Fund”). The Income Fund may redeem its investment from the PGIM Fund at any time if the Advisor determines that it is in the best interest of the Income Fund and its shareholders to do so. The performance of the Income Fund will be directly affected by the performance of the PGIM Fund. The financial statements of the PGIM Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Income Fund’s financial statements. As of March 31, 2023, the percentage of the Income Fund’s net assets invested in the PGIM Fund was 34.2%.

The Counterpoint Tactical Municipal Fund (the “Municipal Fund”) currently invests a significant portion of its assets in the Nuveen High Yield Municipal Bond Fund Class I (the “Nuveen Fund”). The Municipal Fund may redeem its investment from the Nuveen Fund at any time if the Advisor determines that it is in the best interest of the Municipal Fund and its shareholders to do so. The performance of the Municipal Fund will be directly affected by the performance of the Nuveen Fund. The financial statements of the Nuveen Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of March 31, 2023, the percentage of the Municipal Fund’s net assets invested in the Nuveen Fund was 27.5%.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
National Financial Services LLC	Counterpoint Tactical Income Fund	27.30%
National Financial Services LLC	Counterpoint Tactical Equity Fund	58.33%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	40.51%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid*	Expense Ratio During*
	Account Value	Account Value	During Period	the Period
Actual	10/1/22	3/31/23	10/1/22 – 3/31/23	10/1/22 – 3/31/23
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,023.90	$8.63	1.71%
Class C	$1,000.00	$1,020.10	$12.39	2.46%
Class I	$1,000.00	$1,024.40	$7.37	1.46%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$981.20	$9.88	2.00%
Class C	$1,000.00	$978.10	$13.56	2.75%
Class I	$1,000.00	$982.80	$8.65	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,012.80	$6.27	1.25%
Class C	$1,000.00	$1,008.60	$10.02	2.00%
Class I	$1,000.00	$1,014.00	$5.02	1.00%

	Beginning	Ending	Expenses Paid	Expense Ratio During*
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	10/1/22	3/31/23	10/1/22 – 3/31/23	10/1/22 – 3/31/23
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.40	$8.60	1.71%
Class C	$1,000.00	$1,012.67	$12.34	2.46%
Class I	$1,000.00	$1,017.65	$7.34	1.46%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.70	$6.29	1.25%
Class C	$1,000.00	$1,014.96	$10.05	2.00%
Class I	$1,000.00	$1,019.95	$5.04	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six month period ended March 31, 2023, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2023

Renewal of Advisory Agreements

In connection with a meeting held on August 24-25, 2022, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust, with respect to Counterpoint Tactical Equity Fund (“Counterpoint TE”), Counterpoint Tactical Income Fund (“Counterpoint TI”) and Counterpoint Tactical Municipal Fund (“Counterpoint TM”) (collectively, the “Counterpoint Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Counterpoint Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was established in 2014 and managed approximately $1.1 billion in assets. The Board reviewed the Adviser’s investment personnel, taking into consideration their education, association with academia, financial industry experience, and technology expertise. The Board remarked that the Adviser monitored each Counterpoint Fund on a daily basis to ensure its compliance with the investment guidelines and restrictions in each Counterpoint Fund’s prospectus. The Board commented that the Adviser developed a checklist of limitations and procedures for each Counterpoint Fund to evaluate each Counterpoint Fund’s compliance with its investment guidelines. The Board noted that the Adviser used Bloomberg AIM to automate trade compliance functions. The Board acknowledged that the Adviser was attentive to cybersecurity matters and committed to continuing improvements to its cybersecurity protocols and procedures. The Board noted that the Adviser reported no regulatory, compliance or litigation issues in the past year and that it selected broker-dealers on the basis of best execution and trading costs. The Board noted that the Adviser utilized technology to analyze historical market data to create and manage proprietary quantitative models that directed portfolio risk exposures but maintained discretion to adjust such exposures based on market dynamics. The Board observed that the Adviser routinely enhanced its models with timely research and incorporating new data from academia and internal studies. The Board remarked that the Adviser had programmed the investment limitations of each of Counterpoint TE, Counterpoint TI and Counterpoint TM into its models. The Board observed that risk management principles informed the Adviser’s security selection. The Board commented that the Adviser dedicated adequate resources and technology to support the investment process, risk management and compliance for each of the Counterpoint Funds. The Board concluded that it expected the Adviser to continue providing high quality service to the Counterpoint Funds and their respective shareholders.

Performance.

Counterpoint TE—The Board noted that Counterpoint TE had earned a 2-star Morningstar rating and significantly outperformed its peer group, Morningstar category and the S&P 500 TR Index over the 1-year period. The Board observed that Counterpoint TE outperformed its peer group and Morningstar category over the 3-year period but underperformed its peer group and Morningstar category over the 5-year and since inception periods. The Board also noted that Counterpoint TE underperformed the S&P 500 TR Index over the 3-year, 5-year, and since inception periods. The Board recalled that the Adviser attributed the recent outperformance to Counterpoint TE’s short positions in “meme stocks,” low-quality high-volatility stocks that were promoted on social media, which declined in value over the period. The Board noted that the Adviser also attributed outperformance to adherence to Counterpoint TE’s strategy and resurgence in value-oriented investing. The Board acknowledged Counterpoint TE’s explanation that underperformance over the long-term was attributable to the short positions held during the meme stock bubble. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TE and its shareholders.

Counterpoint TI—The Board discussed that Counterpoint TI had earned a 5-star Morningstar rating and outperformed its peer group, Morningstar category and benchmark across all periods. The Board noted that Counterpoint TI was in the top quartile for performance among its peer group and Morningstar category over all periods. The Board observed that Counterpoint TI ranked in the first or second quartile for standard deviation and Sharpe ratio among its peer group and Morningstar category across all periods. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TI and its shareholders.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2023

Counterpoint TM—The Board acknowledged that Counterpoint TM had earned a 5-star Morningstar rating and outperformed its benchmark, peer group and Morningstar category across all periods. The Board observed that Counterpoint TM ranked in the first or second quartile for standard deviation and Sharpe ratio among its peer group and Morningstar category across all periods. The Board noted that the Adviser attributed Counterpoint TM’s long-term outperformance to receiving tactical signals prior to periods of high volatility in fixed income markets. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TM and its shareholders.

Fees and Expenses.

Counterpoint TE—The Board noted that the Adviser’s advisory fee for Counterpoint TE was lower than the averages of its peer group and Morningstar category, slightly higher than its peer group median, and on par with its Morningstar category median. The Board commented that Counterpoint TE’s net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the category high. The Board acknowledged the Adviser’s assertion that the net expense ratio should more closely align with its peers when Counterpoint TE achieved meaningful economies of scale. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board discussed that the Adviser’s advisory fee for Counterpoint TI was higher than the averages and medians of its peer group and Morningstar category. The Board noted that the advisory fee for Counterpoint TI was below the fee charged by the Adviser for separately managed accounts. The Board acknowledged the Adviser’s justifications for the fees including that Counterpoint TI’s investment strategy offered higher Sharpe ratio potential than many of its peers and avoided the heavy use of exchange traded funds and derivatives relied on by its competitors. The Board also noted that the net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the category high. The Board recalled the Adviser’s assertion that the net expense ratio included acquired fund fees and expenses. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Counterpoint TM—The Board noted that the Adviser’s advisory fee for Counterpoint TM was slightly lower than the average of its peer group, equal to the median of its peer group, and higher than the median and average of its Morningstar category. The Board commented that the net expense ratio was slightly lower than the average of its peer group, equal to the median of its peer group, and higher than the median and average of its Morningstar category. The Board recognized the Adviser’s explanation that the funds in the Morningstar category did not reflect a tactical strategy while the funds in its peer group did reflect a tactical strategy. The Board noted the Adviser’s other justifications for the fees including without limitation the value attributable to the Adviser’s intellectual property in executing strategy. Given these considerations, the Board concluded that the advisory fee for Counterpoint TM was not unreasonable.

Economies of Scale. The Board reviewed the size of each Counterpoint Fund and its prospects for growth and agreed that it did not appear that the Adviser had achieved meaningful economies in managing any of the Counterpoint Funds that warranted the establishment of breakpoints. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreements. The Board noted that, with respect to Counterpoint TI, the Adviser represented that it would likely request closing the Fund to new investors before the Adviser achieved economies of scale. The Board agreed to monitor and revisit the issue as each Counterpoint Fund grew in size.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of Counterpoint TE, Counterpoint TI, Counterpoint TM. The Board considered factors cited by the Adviser to support the level of profits, including, without limitation, the resources required in light of the sophistication of the strategies, as well as the business, operational, and regulatory risks involved in managing Counterpoint TE, Counterpoint TI and Counterpoint TM. The Board concluded that the Adviser’s profitability was not excessive.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2023

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements were in the best interests of each Counterpoint Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Counterpoint Funds.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-273-8637 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-273-8637.

INVESTMENT ADVISOR

Counterpoint Mutual Funds, LLC

12760 High Bluff Drive, Suite 280

San Diego, California 92130

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Counterpoint-SAR23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

     /s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

     /s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/6/23

By (Signature and Title)

     /s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/6/23